Investments in Associates and Joint Ventures - Details of Investments in Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Investment in associates provided as collateral for borrowings	₩ 629,832	₩ 410,573
Proportion of ownership in associate		49.00%
PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of associates [line items]
Proportion of ownership in associate	20.00%
9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Proportion of ownership in associate	20.00%
Daesung Steel [member]
Disclosure of associates [line items]
Proportion of ownership in associate	20.00%